Quarterly Holdings Report
for
Fidelity® Emerging Markets Debt Central Fund
September 30, 2023
EMC-NPRT3-1123
1.926211.112
Nonconvertible Bonds - 44.3%
		Principal Amount (a)	Value ($)
Azerbaijan - 0.7%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		12,290,000	12,215,523
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		2,715,000	2,735,553
TOTAL AZERBAIJAN			14,951,076
Bahrain - 0.4%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		5,980,000	6,065,454
8.375% 11/7/28 (b)		2,065,000	2,171,575
TOTAL BAHRAIN			8,237,029
Brazil - 3.4%
Adecoagro SA 6% 9/21/27 (b)		5,690,000	5,345,755
Aegea Finance SARL 9% 1/20/31 (b)		1,810,000	1,819,955
Azul Secured Finance LLP:
11.5% 5/28/29 (b)		7,187,629	6,163,392
11.93% 8/28/28 (b)		2,970,000	2,942,914
Braskem Netherlands BV:
7.25% 2/13/33 (b)		1,330,000	1,220,408
8.5% 1/12/31 (b)		3,295,000	3,255,872
CSN Islands XI Corp. 6.75% 1/28/28 (b)		4,940,000	4,569,500
CSN Resources SA 5.875% 4/8/32 (b)		3,945,000	3,179,670
Embraer Netherlands Finance BV:
5.4% 2/1/27		1,950,000	1,896,356
6.95% 1/17/28 (b)		2,840,000	2,838,097
7% 7/28/30 (b)		4,900,000	4,846,468
Guara Norte SARL 5.198% 6/15/34 (b)		4,978,384	4,206,734
MARB BondCo PLC 3.95% 1/29/31 (b)		4,085,000	3,012,892
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)		10,039,354	7,637,439
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)		6,775,000	6,146,619
Nexa Resources SA 6.5% 1/18/28 (b)		5,960,000	5,642,988
Petrorio Luxembourg SARL 6.125% 6/9/26 (b)		2,315,000	2,226,741
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (b)		2,775,000	2,377,134
TOTAL BRAZIL			69,328,934
Burkina Faso - 0.2%
Endeavour Mining PLC 5% 10/14/26 (b)		5,435,000	4,823,236
Cambodia - 0.3%
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		5,630,000	5,410,880
Chile - 1.9%
Antofagasta PLC:
2.375% 10/14/30 (b)		8,065,000	6,273,683
5.625% 5/13/32 (b)		2,750,000	2,607,000
Chile Electricity LUX MPC SARL 6.01% 1/20/33 (b)		1,820,000	1,806,350
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29 (b)		1,225,000	1,038,335
3.15% 1/14/30 (b)		3,200,000	2,704,448
3.7% 1/30/50 (b)		7,485,000	4,846,463
5.125% 2/2/33 (b)		2,890,000	2,663,540
5.95% 1/8/34 (b)		3,110,000	3,009,373
Empresa Nacional de Petroleo 6.15% 5/10/33 (b)		1,245,000	1,189,112
Sable International Finance Ltd. 5.75% 9/7/27 (b)		5,512,000	4,981,470
VTR Comunicaciones SpA:
4.375% 4/15/29 (b)		1,715,000	947,143
5.125% 1/15/28 (b)		7,875,000	4,409,449
VTR Finance BV 6.375% 7/15/28 (b)		3,655,000	1,315,800
TOTAL CHILE			37,792,166
China - 3.5%
Alibaba Group Holding Ltd. 2.125% 2/9/31		3,395,000	2,648,915
Baidu, Inc.:
1.72% 4/9/26		4,835,000	4,363,878
2.375% 10/9/30		2,715,000	2,140,832
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)		7,010,000	6,396,555
ENN Energy Holdings Ltd. 4.625% 5/17/27 (b)		6,780,000	6,491,395
JD.com, Inc. 3.375% 1/14/30		9,535,000	8,183,318
Lenovo Group Ltd.:
3.421% 11/2/30 (b)		5,555,000	4,521,492
5.875% 4/24/25 (Reg. S)		1,295,000	1,288,551
Meituan:
2.125% 10/28/25 (b)		5,835,000	5,358,456
3.05% 10/28/30 (b)		3,860,000	2,991,500
Prosus NV:
2.031% 8/3/32 (Reg. S)	EUR	2,395,000	1,763,313
3.061% 7/13/31 (b)		1,925,000	1,429,216
3.68% 1/21/30 (b)		4,225,000	3,399,984
4.027% 8/3/50 (b)		6,840,000	3,899,484
4.193% 1/19/32 (b)		2,090,000	1,664,246
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26 (b)		4,035,000	3,686,457
2.7% 5/13/30 (b)		2,555,000	2,195,077
Tencent Holdings Ltd.:
1.81% 1/26/26 (b)		2,715,000	2,490,062
2.39% 6/3/30 (b)		5,625,000	4,510,238
3.975% 4/11/29 (b)		2,040,000	1,850,810
TOTAL CHINA			71,273,779
Colombia - 1.9%
Colombia Telecomunicaciones SA 4.95% 7/17/30 (b)		2,420,000	1,724,250
Ecopetrol SA:
4.625% 11/2/31		3,380,000	2,580,461
8.875% 1/13/33		8,275,000	8,061,712
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)		10,800,000	7,654,500
Gcm Mining Corp. 6.875% 8/9/26 (b)		6,975,000	5,545,125
GeoPark Ltd. 5.5% 1/17/27 (b)		5,105,000	4,352,013
Oleoducto Central SA 4% 7/14/27 (b)		4,870,000	4,339,170
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		5,091,750	4,748,057
TOTAL COLOMBIA			39,005,288
Costa Rica - 0.2%
Liberty Costa Rica SR SF 10.875% 1/15/31 (b)		4,245,000	4,241,986
Czech Republic - 0.2%
Energo-Pro A/S 8.5% 2/4/27 (b)		4,800,000	4,697,184
Egypt - 0.3%
Energean PLC 6.5% 4/30/27 (b)		5,960,000	5,390,224
Ghana - 1.2%
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		15,770,000	14,811,499
Tullow Oil PLC:
7% 3/1/25 (b)		1,935,000	1,473,019
10.25% 5/15/26 (b)		9,030,000	7,811,040
TOTAL GHANA			24,095,558
Guatemala - 0.9%
Central American Bottling Corp. 5.25% 4/27/29 (b)		5,010,000	4,499,606
CT Trust 5.125% 2/3/32 (b)		7,665,000	5,932,710
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)		5,490,000	4,995,900
Millicom International Cellular SA 4.5% 4/27/31 (b)		3,485,000	2,483,063
TOTAL GUATEMALA			17,911,279
Hungary - 0.1%
Magyar Export-Import Bank 6.125% 12/4/27 (b)		1,900,000	1,866,465
India - 0.5%
CA Magnum Holdings 5.375% 10/31/26 (b)		6,630,000	5,849,914
Shriram Transport Finance Co. Ltd. 4.15% 7/18/25 (b)		5,420,000	5,100,328
TOTAL INDIA			10,950,242
Indonesia - 2.0%
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (b)		6,895,000	6,400,353
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)		1,225,000	1,214,183
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (b)		5,841,000	5,819,447
PT Adaro Indonesia 4.25% 10/31/24 (b)		9,045,000	8,699,933
PT Freeport Indonesia:
4.763% 4/14/27 (b)		2,445,000	2,319,449
5.315% 4/14/32 (b)		4,145,000	3,731,329
6.2% 4/14/52 (b)		2,830,000	2,366,276
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (b)		6,710,000	6,244,494
PT Pertamina Geothermal Energy 5.15% 4/27/28 (b)		2,020,000	1,967,197
PT Pertamina Persero 4.175% 1/21/50 (b)		2,465,000	1,718,697
TOTAL INDONESIA			40,481,358
Israel - 1.8%
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (b)		10,440,000	10,361,700
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (b)		6,420,000	5,962,896
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (b)		6,545,000	5,376,718
Leviathan Bond Ltd.:
6.125% 6/30/25 (Reg. S) (b)		6,470,000	6,287,546
6.5% 6/30/27 (Reg. S) (b)		910,000	862,225
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27		3,015,000	2,756,071
7.875% 9/15/29		5,455,000	5,525,102
TOTAL ISRAEL			37,132,258
Jamaica - 0.0%
Digicel Group Ltd. 6.75% (b)(c)		3,120,000	156,000
Kazakhstan - 0.8%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)		3,900,000	2,917,122
5.375% 4/24/30 (b)		715,000	648,820
5.75% 4/19/47 (b)		1,965,000	1,527,945
Nostrum Oil & Gas Finance BV:
5% 6/30/26 (b)		6,929,000	4,162,666
14% 6/30/26 pay-in-kind (b)(d)		4,552,561	1,172,284
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		7,235,000	5,479,066
TOTAL KAZAKHSTAN			15,907,903
Korea (South) - 0.2%
POSCO:
5.75% 1/17/28 (b)		3,070,000	3,051,955
5.875% 1/17/33 (b)		1,820,000	1,812,486
TOTAL KOREA (SOUTH)			4,864,441
Kuwait - 0.5%
Meglobal BV:
2.625% 4/28/28 (b)		3,085,000	2,660,597
4.25% 11/3/26 (b)		2,525,000	2,393,776
MEGlobal Canada, Inc. 5% 5/18/25 (b)		4,905,000	4,780,070
TOTAL KUWAIT			9,834,443
Malaysia - 1.0%
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)		6,685,000	5,248,327
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25 (b)		3,845,000	3,696,352
3.75% 4/6/27 (b)		6,135,000	5,668,127
Petronas Capital Ltd.:
3.404% 4/28/61 (b)		5,195,000	3,207,029
3.5% 4/21/30 (b)		2,620,000	2,313,722
TOTAL MALAYSIA			20,133,557
Mauritius - 0.3%
AXIAN Telecom 7.375% 2/16/27 (b)		5,710,000	5,097,488
Mexico - 5.1%
Braskem Idesa SAPI:
6.99% 2/20/32 (b)		2,605,000	1,563,234
7.45% 11/15/29 (b)		3,650,000	2,267,964
Comision Federal de Electricidad:
3.348% 2/9/31 (b)		1,365,000	1,064,700
4.688% 5/15/29 (b)		6,140,000	5,495,300
FEL Energy VI SARL 5.75% 12/1/40 (b)		3,006,950	2,502,444
Fresnillo PLC 4.25% 10/2/50 (b)		3,940,000	2,738,300
Metalsa SA de CV 3.75% 5/4/31 (b)		5,150,000	3,777,525
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26 (b)		6,915,000	6,154,557
2.875% 5/11/31 (b)		3,575,000	2,769,874
Petroleos Mexicanos:
5.95% 1/28/31		3,135,000	2,232,120
6.5% 6/2/41		2,085,000	1,247,487
6.625% 6/15/35		21,915,000	14,620,373
6.7% 2/16/32		12,107,000	8,965,234
6.75% 9/21/47		8,752,000	5,125,390
6.875% 8/4/26		5,035,000	4,611,758
6.95% 1/28/60		5,890,000	3,469,946
7.69% 1/23/50		41,444,000	26,488,518
TV Azteca SA de CV 8.25% (Reg. S) (c)		19,500,000	7,141,875
TOTAL MEXICO			102,236,599
Morocco - 0.7%
OCP SA:
3.75% 6/23/31 (b)		5,750,000	4,524,675
5.625% 4/25/24 (b)		7,250,000	7,196,640
6.875% 4/25/44 (b)		2,630,000	2,201,494
TOTAL MOROCCO			13,922,809
Nigeria - 0.6%
Access Bank PLC 6.125% 9/21/26 (b)		6,387,000	5,385,646
IHS Holding Ltd. 5.625% 11/29/26 (b)		4,485,000	3,683,261
IHS Netherlands Holdco BV 8% 9/18/27 (b)		3,400,000	2,834,206
TOTAL NIGERIA			11,903,113
Oman - 0.3%
Lamar Funding Ltd. 3.958% 5/7/25 (b)		5,185,000	4,934,772
Panama - 0.9%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41 (b)		2,990,000	2,319,044
5.125% 8/11/61 (b)		2,205,000	1,607,820
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		6,160,000	5,395,359
Cable Onda SA 4.5% 1/30/30 (b)		10,120,000	8,197,200
SPARC EM SPC 0% 12/5/22 (b)		132,705	132,533
TOTAL PANAMA			17,651,956
Paraguay - 0.3%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		6,440,000	5,864,522
Peru - 0.3%
Camposol SA 6% 2/3/27 (b)		3,258,000	1,881,625
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (b)		2,650,000	2,309,687
Volcan Compania Minera SAA 4.375% 2/11/26 (b)		3,580,000	2,038,022
TOTAL PERU			6,229,334
Qatar - 2.1%
Qatar Petroleum:
1.375% 9/12/26 (b)		12,370,000	11,018,825
2.25% 7/12/31 (b)		13,585,000	10,861,343
3.125% 7/12/41 (b)		13,455,000	9,259,058
3.3% 7/12/51 (b)		10,035,000	6,482,911
Qtel International Finance Ltd. 2.625% 4/8/31 (b)		5,130,000	4,268,519
TOTAL QATAR			41,890,656
Russia - 0.2%
Sibur Securities DAC 2.95% (b)(c)		2,610,000	2,060,504
TMK Capital SA 4.3% (Reg. S) (c)(e)		4,020,000	2,542,650
TOTAL RUSSIA			4,603,154
Saudi Arabia - 3.9%
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)		14,270,000	11,538,294
GACI First Investment 5.25% 10/13/32 (Reg. S)		2,155,000	2,095,565
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38 (b)		10,050,000	9,834,126
6.51% 2/23/42 (b)		3,075,000	3,023,279
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)		8,515,000	7,652,005
Saudi Arabian Oil Co.:
2.25% 11/24/30 (b)		11,220,000	8,972,522
3.25% 11/24/50 (b)		8,735,000	5,461,559
3.5% 4/16/29 (b)		14,040,000	12,626,172
3.5% 11/24/70 (b)		3,405,000	2,009,631
4.25% 4/16/39 (b)		15,565,000	12,613,253
4.375% 4/16/49 (b)		2,375,000	1,824,974
TOTAL SAUDI ARABIA			77,651,380
South Africa - 2.6%
Eskom Holdings SOC Ltd.:
6.35% 8/10/28 (b)		6,080,000	5,529,091
7.125% 2/11/25 (b)		7,475,000	7,273,474
8.45% 8/10/28 (b)		2,445,000	2,318,667
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		8,950,000	5,644,855
MTN (Mauritius) Investments Ltd.:
4.755% 11/11/24 (b)		3,100,000	3,013,324
6.5% 10/13/26 (b)		3,630,000	3,545,276
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		9,305,000	8,219,386
5.5% 3/18/31		2,455,000	1,923,940
5.875% 3/27/24		3,160,000	3,115,002
Stillwater Mining Co.:
4% 11/16/26 (b)		6,250,000	5,414,500
4.5% 11/16/29 (b)		2,815,000	2,159,415
The Bidvest Group UK PLC 3.625% 9/23/26 (b)		3,610,000	3,201,492
TOTAL SOUTH AFRICA			51,358,422
Tanzania - 0.2%
HTA Group Ltd. 7% 12/18/25 (b)		3,800,000	3,655,714
Thailand - 0.1%
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (b)		2,635,000	1,595,914
Turkey - 0.4%
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (b)		2,625,000	2,311,575
Turkiye Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (b)		5,110,000	4,953,762
TOTAL TURKEY			7,265,337
Ukraine - 0.3%
Metinvest BV 8.5% 4/23/26 (Reg. S)		1,825,000	1,286,625
NAK Naftogaz Ukraine:
7.625% 11/8/28 (b)		2,455,000	1,227,500
7.65% (Reg. S) (c)		6,445,750	4,318,653
TOTAL UKRAINE			6,832,778
United Arab Emirates - 2.9%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (b)		4,850,000	3,722,230
4.696% 4/24/33 (b)		3,455,000	3,290,888
4.875% 4/23/30 (b)		2,105,000	2,062,626
DAE Funding LLC 1.55% 8/1/24 (b)		7,020,000	6,706,908
DP World Crescent Ltd.:
3.7495% 1/30/30 (b)		4,335,000	3,869,768
3.875% 7/18/29 (Reg. S)		3,215,000	2,913,996
DP World Ltd. 5.625% 9/25/48 (b)		4,405,000	3,904,196
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34 (b)		3,747,998	3,119,346
2.625% 3/31/36 (b)		11,375,000	8,803,795
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		6,415,000	6,229,029
MDGH GMTN RSC Ltd.:
2.875% 11/7/29 (b)		6,010,000	5,244,687
4.375% 11/22/33 (b)		3,045,000	2,778,106
5.084% 5/22/53 (b)		3,925,000	3,473,625
5.5% 4/28/33 (b)		3,110,000	3,095,445
TOTAL UNITED ARAB EMIRATES			59,214,645
United Kingdom - 0.0%
Celtic Resources Holdings DAC 4.125% (b)(c)(e)		5,060,000	725,402
United States of America - 0.5%
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)		7,080,000	5,688,753
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (b)		3,745,000	3,505,170
TOTAL UNITED STATES OF AMERICA			9,193,923
Uzbekistan - 0.2%
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		2,550,000	2,350,208
Uzbekneftegaz JSC 4.75% 11/16/28 (b)		1,110,000	895,060
TOTAL UZBEKISTAN			3,245,268
Venezuela - 0.1%
Petroleos de Venezuela SA:
5.375% (c)		5,000,000	262,500
5.5% (c)		330,000	17,325
6% (b)(c)		9,685,000	508,463
6% (b)(c)		12,130,000	636,825
9.75% (b)(c)		1,315,000	69,038
12.75% (b)(c)		1,310,000	68,775
TOTAL VENEZUELA			1,562,926
Vietnam - 0.2%
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)		5,260,000	4,759,511
Zambia - 0.1%
First Quantum Minerals Ltd. 7.5% 4/1/25 (b)		2,307,000	2,298,049
TOTAL NONCONVERTIBLE BONDS (Cost $1,068,879,502)			892,178,958

Government Obligations - 48.0%
		Principal Amount (a)	Value ($)
Angola - 0.8%
Angola Republic:
8.25% 5/9/28 (b)		5,530,000	4,776,261
8.75% 4/14/32 (b)		2,770,000	2,220,737
9.375% 5/8/48 (b)		965,000	709,188
9.5% 11/12/25 (b)		7,880,000	7,691,510
TOTAL ANGOLA			15,397,696
Argentina - 2.4%
Argentine Republic:
0.75% 7/9/30 (f)		72,137,307	20,578,610
1% 7/9/29		8,355,564	2,290,427
3.5% 7/9/41 (f)		11,525,000	2,966,420
3.625% 7/9/35 (f)		32,722,842	8,114,610
4.25% 1/9/38 (f)		17,606,530	5,151,847
Buenos Aires Province 6.375% 9/1/37 (b)(f)		7,620,000	2,475,586
Provincia de Cordoba:
6.875% 12/10/25 (b)		3,724,791	3,072,953
6.99% 6/1/27 (b)		5,681,546	4,245,592
TOTAL ARGENTINA			48,896,045
Armenia - 0.2%
Republic of Armenia 3.6% 2/2/31 (b)		5,245,000	3,943,716
Bahamas (Nassau) - 0.1%
Bahamian Republic 6% 11/21/28 (b)		3,180,000	2,603,021
Bahrain - 0.1%
Bahrain Kingdom 5.625% 5/18/34 (b)		1,330,000	1,133,745
Barbados - 0.3%
Barbados Government 6.5% 10/1/29 (b)		6,205,000	5,768,354
Benin - 0.1%
Republic of Benin 4.875% 1/19/32 (b)	EUR	3,655,000	2,860,433
Bermuda - 0.7%
Bermuda Government:
2.375% 8/20/30 (b)		520,000	416,546
3.375% 8/20/50 (b)		1,825,000	1,135,004
3.717% 1/25/27 (b)		7,540,000	7,044,245
4.75% 2/15/29 (b)		4,160,000	3,930,742
5% 7/15/32 (b)		1,590,000	1,473,564
TOTAL BERMUDA			14,000,101
Brazil - 1.4%
Brazilian Federative Republic:
3.875% 6/12/30		6,795,000	5,912,262
6% 10/20/33		3,380,000	3,187,340
7.125% 1/20/37		6,420,000	6,435,023
8.25% 1/20/34		12,015,000	13,101,757
TOTAL BRAZIL			28,636,382
Chile - 1.4%
Chilean Republic:
2.45% 1/31/31		14,670,000	12,042,016
2.75% 1/31/27		2,835,000	2,600,319
3.1% 1/22/61		7,010,000	3,979,227
3.5% 1/31/34		2,180,000	1,799,394
4% 1/31/52		1,910,000	1,385,686
4.34% 3/7/42		2,815,000	2,269,369
5.33% 1/5/54		4,970,000	4,418,330
TOTAL CHILE			28,494,341
Colombia - 1.7%
Colombian Republic:
3% 1/30/30		11,350,000	8,687,177
3.125% 4/15/31		6,095,000	4,501,158
3.25% 4/22/32		3,005,000	2,156,328
4.125% 5/15/51		2,555,000	1,418,025
5% 6/15/45		9,880,000	6,477,921
5.2% 5/15/49		7,200,000	4,725,936
6.125% 1/18/41		440,000	344,854
7.375% 9/18/37		1,575,000	1,449,473
7.5% 2/2/34		2,055,000	1,937,146
8% 4/20/33		1,530,000	1,511,594
TOTAL COLOMBIA			33,209,612
Costa Rica - 0.5%
Costa Rican Republic:
5.625% 4/30/43 (b)		2,810,000	2,319,290
6.125% 2/19/31 (b)		4,530,000	4,364,474
6.55% 4/3/34 (b)		2,050,000	1,990,940
7% 4/4/44 (b)		585,000	552,199
TOTAL COSTA RICA			9,226,903
Dominican Republic - 2.2%
Dominican Republic:
4.5% 1/30/30 (b)		2,700,000	2,281,959
4.875% 9/23/32 (b)		13,500,000	10,957,815
5.875% 1/30/60 (b)		3,120,000	2,224,279
5.95% 1/25/27 (b)		6,410,000	6,194,880
6% 7/19/28 (b)		4,120,000	3,912,187
6.4% 6/5/49 (b)		1,825,000	1,439,451
6.5% 2/15/48 (b)		2,285,000	1,845,320
6.85% 1/27/45 (b)		3,435,000	2,915,113
6.875% 1/29/26 (b)		7,455,000	7,437,704
7.05% 2/3/31 (b)		2,235,000	2,155,814
7.45% 4/30/44 (b)		3,655,000	3,327,073
TOTAL DOMINICAN REPUBLIC			44,691,595
Ecuador - 0.4%
Ecuador Republic:
3.5% 7/31/35 (b)(f)		7,865,000	2,904,545
6% 7/31/30 (b)(f)		11,280,000	5,732,496
TOTAL ECUADOR			8,637,041
Egypt - 0.9%
Arab Republic of Egypt:
7.5% 1/31/27 (b)		7,635,000	5,494,680
7.5% 2/16/61 (b)		5,250,000	2,635,448
7.6003% 3/1/29 (b)		2,720,000	1,743,901
7.903% 2/21/48 (b)		4,875,000	2,489,078
8.5% 1/31/47 (b)		7,395,000	3,935,767
8.7002% 3/1/49 (b)		4,945,000	2,645,179
TOTAL EGYPT			18,944,053
El Salvador - 0.2%
El Salvador Republic:
6.375% 1/18/27 (b)		810,000	657,615
7.1246% 1/20/50 (b)		3,320,000	2,141,732
7.625% 2/1/41 (b)		935,000	637,277
TOTAL EL SALVADOR			3,436,624
Gabon - 0.2%
Gabonese Republic 7% 11/24/31 (b)		4,080,000	3,026,340
Georgia - 0.2%
Georgia Republic 2.75% 4/22/26 (b)		5,385,000	4,793,619
Ghana - 0.3%
Ghana Republic:
7.75% (b)(c)		6,220,000	2,740,905
8.627% (b)(c)		2,150,000	905,150
10.75% 10/14/30 (b)		4,745,000	3,172,744
TOTAL GHANA			6,818,799
Guatemala - 0.4%
Guatemalan Republic:
4.9% 6/1/30 (b)		2,510,000	2,275,792
5.375% 4/24/32 (b)		1,340,000	1,223,179
6.125% 6/1/50 (b)		2,620,000	2,253,881
6.6% 6/13/36 (b)		1,465,000	1,406,400
TOTAL GUATEMALA			7,159,252
Honduras - 0.1%
Republic of Honduras 6.25% 1/19/27 (b)		1,065,000	1,000,035
Hungary - 0.6%
Hungarian Republic:
2.125% 9/22/31 (b)		2,190,000	1,610,636
3.125% 9/21/51 (b)		3,370,000	1,861,015
5.25% 6/16/29 (b)		3,080,000	2,939,367
5.5% 6/16/34 (b)		3,210,000	2,923,315
6.125% 5/22/28 (b)		2,280,000	2,270,766
TOTAL HUNGARY			11,605,099
Indonesia - 2.8%
Indonesian Republic:
3.2% 9/23/61		3,310,000	1,964,750
3.85% 10/15/30		3,790,000	3,392,808
4.1% 4/24/28		5,525,000	5,208,804
4.35% 1/11/48		4,095,000	3,246,721
5.125% 1/15/45 (b)		9,585,000	8,654,009
5.25% 1/17/42 (b)		3,965,000	3,669,211
5.95% 1/8/46 (b)		4,505,000	4,471,573
6.625% 2/17/37 (b)		821,000	870,835
6.75% 1/15/44 (b)		3,710,000	4,013,293
7.75% 1/17/38 (b)		8,865,000	10,372,050
8.5% 10/12/35 (b)		9,215,000	11,257,320
TOTAL INDONESIA			57,121,374
Israel - 0.2%
Israeli State 3.375% 1/15/50		6,775,000	4,488,654
Ivory Coast - 0.7%
Ivory Coast:
5.875% 10/17/31 (b)	EUR	9,150,000	7,976,659
6.375% 3/3/28 (b)		5,505,000	5,138,367
TOTAL IVORY COAST			13,115,026
Jamaica - 0.1%
Jamaican Government 7.875% 7/28/45		1,995,000	2,187,956
Jordan - 0.6%
Jordanian Kingdom:
4.95% 7/7/25 (b)		6,605,000	6,370,985
7.375% 10/10/47 (b)		1,240,000	1,016,031
7.5% 1/13/29 (b)		1,060,000	1,035,228
7.75% 1/15/28 (b)		3,350,000	3,327,455
TOTAL JORDAN			11,749,699
Kenya - 0.4%
Republic of Kenya:
6.3% 1/23/34 (b)		1,480,000	982,128
6.875% 6/24/24 (b)		1,930,000	1,782,683
7% 5/22/27 (b)		4,265,000	3,606,185
7.25% 2/28/28 (b)		1,010,000	810,717
8% 5/22/32 (b)		1,210,000	937,750
TOTAL KENYA			8,119,463
Lebanon - 0.1%
Lebanese Republic:
5.8% (c)		7,337,000	583,937
6.375% (c)		9,133,000	730,275
TOTAL LEBANON			1,314,212
Mexico - 2.5%
United Mexican States:
2.659% 5/24/31		5,750,000	4,538,993
3.25% 4/16/30		7,105,000	6,037,474
3.5% 2/12/34		6,600,000	5,154,732
3.75% 4/19/71		9,095,000	5,147,770
4.5% 4/22/29		3,880,000	3,611,388
4.875% 5/19/33		3,625,000	3,244,520
5.75% 10/12/2110		9,700,000	7,695,204
6.05% 1/11/40		7,695,000	7,100,715
6.338% 5/4/53		3,010,000	2,731,575
6.35% 2/9/35		4,645,000	4,535,332
TOTAL MEXICO			49,797,703
Morocco - 0.2%
Moroccan Kingdom 6.5% 9/8/33 (b)		4,925,000	4,831,327
Nigeria - 0.9%
Republic of Nigeria:
6.125% 9/28/28 (b)		9,170,000	7,287,766
6.5% 11/28/27 (b)		2,250,000	1,873,890
7.143% 2/23/30 (b)		3,780,000	2,976,145
7.625% 11/21/25 (b)		5,150,000	4,917,220
7.696% 2/23/38 (b)		2,930,000	2,042,650
TOTAL NIGERIA			19,097,671
Oman - 1.8%
Sultanate of Oman:
5.375% 3/8/27 (b)		1,305,000	1,269,948
5.625% 1/17/28 (b)		15,315,000	14,894,144
6% 8/1/29 (b)		5,765,000	5,644,339
6.25% 1/25/31 (b)		3,725,000	3,673,930
6.5% 3/8/47 (b)		1,235,000	1,100,447
6.75% 1/17/48 (b)		9,840,000	9,018,458
7% 1/25/51 (b)		1,060,000	996,464
TOTAL OMAN			36,597,730
Pakistan - 0.2%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		7,700,000	3,959,494
6.875% 12/5/27 (b)		1,375,000	694,348
TOTAL PAKISTAN			4,653,842
Panama - 1.0%
Panamanian Republic:
2.252% 9/29/32		4,545,000	3,278,172
3.298% 1/19/33		4,785,000	3,727,276
3.87% 7/23/60		6,405,000	3,673,268
4.5% 5/15/47		2,710,000	1,904,453
4.5% 4/16/50		8,410,000	5,714,175
6.853% 3/28/54		1,865,000	1,731,018
TOTAL PANAMA			20,028,362
Paraguay - 0.4%
Republic of Paraguay:
2.739% 1/29/33 (b)		2,485,000	1,883,208
4.95% 4/28/31 (b)		5,505,000	5,076,601
5.4% 3/30/50 (b)		2,220,000	1,745,808
TOTAL PARAGUAY			8,705,617
Peru - 0.6%
Peruvian Republic:
2.783% 1/23/31		6,840,000	5,588,896
3% 1/15/34		4,725,000	3,626,249
3.3% 3/11/41		4,220,000	2,915,640
TOTAL PERU			12,130,785
Philippines - 0.7%
Philippine Republic:
2.65% 12/10/45		3,525,000	2,116,093
2.95% 5/5/45		1,655,000	1,054,682
5.5% 1/17/48		1,885,000	1,770,449
5.609% 4/13/33		3,205,000	3,206,795
5.95% 10/13/47		5,120,000	5,076,070
TOTAL PHILIPPINES			13,224,089
Poland - 0.4%
Bank Gospodarstwa Krajowego 5.375% 5/22/33 (b)		1,855,000	1,743,700
Polish Government:
5.5% 4/4/53		2,090,000	1,886,392
5.75% 11/16/32		4,375,000	4,379,200
TOTAL POLAND			8,009,292
Qatar - 2.6%
State of Qatar:
3.75% 4/16/30 (b)		16,145,000	15,035,839
4% 3/14/29 (b)		3,700,000	3,519,736
4.4% 4/16/50 (b)		13,395,000	10,892,144
4.625% 6/2/46 (b)		6,030,000	5,221,618
4.817% 3/14/49 (b)		9,275,000	8,040,405
5.103% 4/23/48 (b)		6,810,000	6,147,864
9.75% 6/15/30 (b)		3,415,000	4,319,634
TOTAL QATAR			53,177,240
Romania - 0.8%
Romanian Republic:
3% 2/27/27 (b)		5,066,000	4,601,448
3.375% 1/28/50 (Reg. S)	EUR	1,830,000	1,138,456
3.624% 5/26/30 (b)	EUR	2,590,000	2,347,827
3.625% 3/27/32 (b)		5,066,000	4,109,387
4% 2/14/51 (b)		1,510,000	957,506
6.625% 2/17/28 (b)		2,280,000	2,307,269
TOTAL ROMANIA			15,461,893
Rwanda - 0.2%
Rwanda Republic 5.5% 8/9/31 (b)		6,380,000	4,928,167
Saudi Arabia - 1.6%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		7,655,000	5,847,348
3.45% 2/2/61 (b)		11,380,000	6,946,238
3.625% 3/4/28 (b)		3,515,000	3,270,778
3.75% 1/21/55 (b)		5,235,000	3,464,052
4.5% 10/26/46 (b)		6,920,000	5,443,895
4.5% 4/22/60 (b)		2,545,000	1,949,343
4.625% 10/4/47 (b)		3,295,000	2,610,629
5% 1/18/53 (b)		3,780,000	3,132,751
TOTAL SAUDI ARABIA			32,665,034
Senegal - 0.1%
Republic of Senegal 6.25% 5/23/33 (b)		3,495,000	2,797,957
Serbia - 0.3%
Republic of Serbia 2.125% 12/1/30 (b)		7,675,000	5,633,066
South Africa - 0.8%
South African Republic:
4.85% 9/27/27		2,890,000	2,664,609
4.85% 9/30/29		2,510,000	2,149,037
5% 10/12/46		4,045,000	2,494,835
5.65% 9/27/47		1,905,000	1,267,530
5.75% 9/30/49		6,320,000	4,186,684
5.875% 4/20/32		2,895,000	2,458,000
TOTAL SOUTH AFRICA			15,220,695
Sri Lanka - 0.3%
Democratic Socialist Republic of Sri Lanka:
6.2% (b)(c)		2,685,000	1,234,187
6.825% (b)(c)		1,595,000	759,481
7.55% (b)(c)		2,630,000	1,212,982
7.85% (b)(c)		5,665,000	2,610,772
TOTAL SRI LANKA			5,817,422
Turkey - 3.8%
Turkish Republic:
4.25% 4/14/26		8,635,000	7,893,772
4.75% 1/26/26		10,970,000	10,224,918
4.875% 10/9/26		4,595,000	4,207,963
4.875% 4/16/43		8,935,000	5,652,638
5.125% 2/17/28		5,960,000	5,312,148
5.25% 3/13/30		2,170,000	1,799,386
5.75% 5/11/47		4,490,000	3,033,803
6% 3/25/27		1,900,000	1,769,869
6% 1/14/41		4,650,000	3,427,980
6.125% 10/24/28		3,895,000	3,552,435
6.625% 2/17/45		3,200,000	2,440,160
9.125% 7/13/30		2,030,000	2,035,704
9.375% 3/14/29		4,950,000	5,070,384
9.375% 1/19/33		8,440,000	8,573,858
9.875% 1/15/28		10,335,000	10,874,487
TOTAL TURKEY			75,869,505
Ukraine - 0.9%
Ukraine Government:
6.876% 5/21/31 (b)		1,910,000	496,600
7.253% 3/15/35 (b)		6,695,000	1,750,743
7.375% 9/25/34 (b)		3,310,000	865,565
7.75% 9/1/24 (b)		9,062,000	3,058,425
7.75% 9/1/25 (b)		12,525,000	4,101,938
7.75% 9/1/26 (b)		15,415,000	4,547,425
7.75% 9/1/28 (b)		2,195,000	625,575
7.75% 9/1/29 (b)		1,360,000	386,240
7.75% 8/1/41 (b)(d)		4,080,000	1,866,600
TOTAL UKRAINE			17,699,111
United Arab Emirates - 1.7%
Abu Dhabi National Energy Co. PJSC 4.375% 1/24/29 (b)		3,095,000	2,955,725
Emirate of Abu Dhabi:
3% 9/15/51 (b)		4,875,000	3,044,389
3.125% 9/30/49 (b)		22,460,000	14,579,235
3.875% 4/16/50 (b)		7,190,000	5,376,970
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		7,730,000	5,252,767
5.25% 1/30/43 (Reg. S)		3,380,000	3,007,051
TOTAL UNITED ARAB EMIRATES			34,216,137
United States of America - 4.6%
U.S. Treasury Bonds:
2.875% 5/15/52		45,024,000	31,923,043
3.25% 5/15/42		13,692,000	10,910,813
3.625% 2/15/53		28,221,000	23,339,649
U.S. Treasury Notes:
2.875% 5/15/32		11,298,000	9,917,084
3.625% 3/31/30		9,786,000	9,230,568
3.75% 5/31/30		2,079,000	1,973,751
4% 2/28/30		5,019,000	4,840,198
TOTAL UNITED STATES OF AMERICA			92,135,106
Uruguay - 0.3%
Uruguay Republic 5.1% 6/18/50		7,730,000	6,849,167
Uzbekistan - 0.2%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		1,300,000	1,014,559
3.9% 10/19/31 (b)		4,325,000	3,364,504
TOTAL UZBEKISTAN			4,379,063
Venezuela - 0.2%
Venezuelan Republic:
9.25% (c)		32,390,000	3,158,025
11.95% (Reg. S) (c)		14,080,000	1,372,800
12.75% (c)		2,705,000	263,738
TOTAL VENEZUELA			4,794,563
Vietnam - 0.7%
Vietnamese Socialist Republic 5.5% 3/12/28		15,136,033	14,411,017
Zambia - 0.1%
Republic of Zambia 8.97% (b)(c)		3,570,000	1,933,119
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,205,426,244)			967,443,870

Common Stocks - 0.0%
	Shares	Value ($)
Kazakhstan - 0.0%
Nostrum Oil & Gas LP warrants (e)(g) (Cost $0)	521,171	5

Preferred Securities - 3.7%
	Principal Amount (a)	Value ($)
Brazil - 0.5%
Banco Do Brasil SA 6.25% (b)(d)(h)	6,305,000	5,818,885
Cosan Overseas Ltd. 8.25% (h)	4,526,000	4,504,456
TOTAL BRAZIL		10,323,341
Georgia - 0.1%
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (d)(h)	1,300,000	1,282,281
Hong Kong - 0.3%
CAS Capital No 1 Ltd. 4% (Reg. S) (d)(h)	6,970,000	5,610,850
India - 0.4%
Network i2i Ltd.:
3.975% (b)(d)(h)	2,640,000	2,399,786
5.65% (b)(d)(h)	6,338,000	6,141,078
TOTAL INDIA		8,540,864
Kuwait - 0.3%
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(d)(h)	5,155,000	4,733,527
NBK Tier 1 Ltd. 3.625% (b)(d)(h)	2,595,000	2,245,454
TOTAL KUWAIT		6,978,981
Mexico - 1.5%
Banco Mercantil del Norte SA:
6.75% (b)(d)(h)	3,645,000	3,521,981
7.625% (b)(d)(h)	6,665,000	6,136,199
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (b)(d)	2,725,000	2,337,505
5.35% 11/12/29 (b)(d)	2,030,000	1,956,453
8.45% 6/29/38 (b)(d)	3,050,000	3,006,072
CEMEX S.A.B. de CV:
5.125% (b)(d)(h)	9,220,000	8,571,834
9.125% (b)(d)(h)	3,765,000	3,906,188
TOTAL MEXICO		29,436,232
Russia - 0.0%
Alfa Bond Issuance PLC 6.95% (Reg. S) (c)(d)(e)(h)	982,000	49,100
Tinkoff Credit Systems 6% (b)(c)(d)(e)(h)	2,960,000	148,000
TOTAL RUSSIA		197,100
United Arab Emirates - 0.6%
DP World Salaam 6% (Reg. S) (d)(h)	6,250,000	6,153,875
Emirates NBD Bank PJSC 6.125% (Reg. S) (d)(h)	6,975,000	6,869,957
TOTAL UNITED ARAB EMIRATES		13,023,832
TOTAL PREFERRED SECURITIES (Cost $83,958,314)		75,393,481

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (i) (Cost $44,558,138)	44,549,721	44,558,630

TOTAL INVESTMENT IN SECURITIES - 98.2% (Cost $2,402,822,198)	1,979,574,944
NET OTHER ASSETS (LIABILITIES) - 1.8%	35,896,931
NET ASSETS - 100.0%	2,015,471,875

Currency Abbreviations
EUR	-	European Monetary Unit

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,286,871,285 or 63.8% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Level 3 security
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Non-income producing
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	48,702,360	629,179,331	633,323,061	1,517,281	-	-	44,558,630	0.1%
Total	48,702,360	629,179,331	633,323,061	1,517,281	-	-	44,558,630

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, Government Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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